Trade Payables and Other Liabilities - Schedule of Noncurrent and Current Trade and Other Payables (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current:
Trade payables	$ 532	$ 551
Accrued expenses	573	603
Current contract liabilities	592	533
Current advances and deposits	93	309
Payable for PPE and Intangible Assets	961	472
Other	98	118
Current payables	2,849	2,586
Non-current:
Payable for Intangible Assets	92	45
Contract liabilities	1,326	1,368
Deferred tax liabilities	26	2
Other non-current payables	30	30
Non-current trade payables	1,474	1,445
Deposits from customers	$ 73	$ 118